UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JANUARY 31, 2015

	Security
Shares	Description	Value
Common Stock - 85.4%
Communications - 2.5%
2,000	Verizon Communications, Inc.	$91,420

Consumer Discretionary – 4.6%
1,200	Murphy USA, Inc. (a)	83,772
500	Ralph Lauren Corp.	83,445
		167,217
Consumer Staples – 12.8%
7,500	Avon Products, Inc.	58,050
1,700	Campbell Soup Co.	77,758
2,500	ConAgra Foods, Inc.	88,575
700	Dr. Pepper Snapple Group, Inc.	54,089
1,400	Walgreens Boots Alliance, Inc.	103,250
1,500	Whole Foods Market, Inc.	78,142
		459,864
Energy - 10.0%
1,500	Apache Corp.	93,855
1,000	Chevron Corp.	102,530
1,500	Helmerich & Payne, Inc.	89,340
1,700	ONEOK, Inc.	74,851
		360,576
Financials - 5.1%
11,000	Aegon NV, ADR	78,540
2,500	Federated Investors, Inc., Class B	79,025
2,000	Old Republic International Corp.	28,080
		185,645
Health Care – 13.8%
1,000	Baxter International, Inc.	70,310
500	Edwards Lifesciences Corp. (a)	62,675
1,000	Eli Lilly & Co.	72,000
2,500	Halyard Health, Inc. (a)	111,425
3,200	Osiris Therapeutics, Inc. (a)	51,616
2,000	Select Medical Holdings Corp.	27,040
500	Teleflex, Inc.	54,780
1,700	The Medicines Co. (a)	48,739
		498,585
Industrials - 7.4%
2,000	Aegion Corp. (a)	30,640
1,500	CH Robinson Worldwide, Inc.	106,830
3,000	General Electric Co.	71,670
1,000	Triumph Group, Inc.	57,060
		266,200
Materials - 11.3%
500	Airgas, Inc.	56,320
3,250	Allegheny Technologies, Inc.	92,723
3,500	Ampco-Pittsburgh Corp.	63,700
2,500	Freeport-McMoRan, Inc.	42,025
2,000	The Mosaic Co.	97,380
2,500	Universal Stainless & Alloy Products, Inc. (a)	55,725
		407,873
Technology - 17.9%
500	ANSYS, Inc. (a)	40,335
1,500	Badger Meter, Inc.	89,790
3,200	Corning, Inc.	76,064
1,100	F5 Networks, Inc. (a)	122,782
11,000	II-VI, Inc. (a)	189,090
2,500	NetScout Systems, Inc. (a)	89,750
14,400	Schmitt Industries, Inc. (a)	39,168
		646,979

Total Common Stock
(Cost $2,891,931)		3,084,359
Money Market Funds - 15.4%
555,701	Dreyfus Treasury Prime Cash Management, 0.00% (b) (Cost $555,701)	555,701
Total Investments - 100.8%		$3,640,060
(Cost $3,447,632)*
Other Assets & Liabilities, Net – (0.8)%		(27,471)
Net Assets – 100.0%		$3,612,589

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of January 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$354,967
Gross Unrealized Depreciation	(162,539)
Net Unrealized Appreciation	$192,428

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,084,359
Level 2 - Other Significant Observable Inputs	555,701
Level 3 - Significant Unobservable Inputs	-
Total	$3,640,060

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	03/05/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	03/05/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	03/05/15